INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory
	March 31,	December 31,
(in thousands)	2021	2020
Raw materials	$11,264	$7,950
Work in process	-	-
Finished goods	2,624	1,983
Total inventory	$13,888	$9,933

	December 31,
(in thousands)	2020	2019
Raw materials	$7,950	$7,645
Work in process	-	34
Finished goods	1,983	2,739
Total Inventory	$9,933	$10,418